Share Capital and Share Premium Account - Summary of Share Capital and Share Premium (Parenthetical) (Detail)	Dec. 31, 2018 £ / shares
Disclosure Of Classes Of Share Capital And Share Premium [abstract]
Ordinary price per share	£ 0.25